Property, Plant and Equipment: (Details Narrative) - USD ($)	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
[custom:ImpairmentWritedown]	$ 200,000	$ 600,000
[custom:EquipmentHeldForSale-0]	$ 775,000